Partnerships and Joint Ventures	12 Months Ended
Dec. 31, 2017
Partnerships and Joint Ventures
Partnerships and Joint Ventures

16.Partnerships and Joint Ventures

In the normal course of business, the company forms partnerships or joint ventures primarily for the execution of single contracts or projects. The majority of these partnerships or joint ventures are characterized by a 50 percent or less, noncontrolling ownership or participation interest, with decision making and distribution of expected gains and losses typically being proportionate to the ownership or participation interest. Many of the partnership and joint venture agreements provide for capital calls to fund operations, as necessary. Accounts receivables related to work performed for unconsolidated partnerships and joint ventures included in “Accounts and notes receivable, net” on the Consolidated Balance Sheet were $83 million and $392 million as of December 31, 2017 and 2016, respectively. The decrease in this receivable balance in 2017 resulted primarily from collections from one Energy & Chemicals joint venture project in the United States. Notes receivable from unconsolidated partnerships and joint ventures included in “Accounts and notes receivable, net” and “Other assets” on the Consolidated Balance Sheet were $22 million and $19 million as of December 31, 2017 and 2016, respectively.

For unconsolidated construction partnerships and joint ventures, the company generally recognizes its proportionate share of revenue, cost and profit in its Consolidated Statement of Earnings and uses the one-line equity method of accounting on the Consolidated Balance Sheet, which is a common application of ASC 810-10-45-14 in the construction industry. The equity method of accounting is also used for other investments in entities where the company has significant influence. The company’s investments in unconsolidated partnerships and joint ventures accounted for under these methods amounted to $726 million and $454 million as of December 31, 2017 and 2016, respectively, and were classified under “Investments” and “Other accrued liabilities” on the Consolidated Balance Sheet. The following is a summary of aggregate, unaudited balance sheet data for these unconsolidated partnerships and joint ventures where the company’s investment is presented as a one-line equity method investment: As of December 31, 2017, current assets of $3.7 billion, noncurrent assets of $1.7 billion, current liabilities of $2.1 billion and noncurrent liabilities of $1.7 billion; as of December 31, 2016, current assets of $3.5 billion, noncurrent assets of $1.3 billion, current liabilities of $3.0 billion and noncurrent liabilities of $628 million. Additionally, the following is a summary of aggregate, unaudited income statement data for unconsolidated partnerships and joint ventures where the equity method of accounting is used to recognize the company’s share of net earnings or losses of investees: Revenue of $1.5 billion, $1.6 billion and $961 million for 2017, 2016 and 2015, respectively; cost of revenue of $1.4 billion, $1.5 billion and $926 million for 2017, 2016 and 2015, respectively; and net earnings of $26 million, $30 million and $14 million for 2017, 2016 and 2015, respectively.

In February 2016, the company made an initial cash investment of $350 million in COOEC Fluor Heavy Industries Co., Ltd. (“CFHI”), a joint venture in which the company has a 49% ownership interest and Offshore Oil Engineering Co., Ltd., a subsidiary of China National Offshore Oil Corporation, has 51% ownership interest. Through CFHI, the two companies own, operate and manage the Zhuhai Fabrication Yard in China’s Guangdong province. The company made additional investments of $62 million in 2016 and $26 million in 2017 and has a future funding commitment of $52 million.

Variable Interest Entities

In accordance with ASC 810, “Consolidation,” the company assesses its partnerships and joint ventures at inception to determine if any meet the qualifications of a VIE. The company considers a partnership or joint venture a VIE if it has any of the following characteristics: (a) the total equity investment is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) characteristics of a controlling financial interest are missing (either the ability to make decisions through voting or other rights, the obligation to absorb the expected losses of the entity or the right to receive the expected residual returns of the entity), or (c) the voting rights of the equity holders are not proportional to their obligations to absorb the expected losses of the entity and/or their rights to receive the expected residual returns of the entity, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. Upon the occurrence of certain events outlined in ASC 810, the company reassesses its initial determination of whether the partnership or joint venture is a VIE. The majority of the company’s partnerships and joint ventures qualify as VIEs because the total equity investment is typically nominal and not sufficient to permit the entity to finance its activities without additional subordinated financial support.

The company also performs a qualitative assessment of each VIE to determine if the company is its primary beneficiary, as required by ASC 810. The company concludes that it is the primary beneficiary and consolidates the VIE if the company has both (a) the power to direct the economically significant activities of the entity and (b) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The company considers the contractual agreements that define the ownership structure, distribution of profits and losses, risks, responsibilities, indebtedness, voting rights and board representation of the respective parties in determining if the company is the primary beneficiary. The company also considers all parties that have direct or implicit variable interests when determining whether it is the primary beneficiary. As required by ASC 810, management’s assessment of whether the company is the primary beneficiary of a VIE is continuously performed.

The net carrying value of the unconsolidated VIEs classified under “Investments” and “Other accrued liabilities” on the Consolidated Balance Sheet was a net asset of $216 million as of December 31, 2017 and a net liability of $9 million as of December 31, 2016. Some of the company’s VIEs have debt; however, such debt is typically non-recourse in nature. The company’s maximum exposure to loss as a result of its investments in unconsolidated VIEs is typically limited to the aggregate of the carrying value of the investment and future funding necessary to satisfy the contractual obligations of the VIE. Future funding commitments as of December 31, 2017 for the unconsolidated VIEs were $39 million.

In some cases, the company is required to consolidate certain VIEs. As of December 31, 2017, the carrying values of the assets and liabilities associated with the operations of the consolidated VIEs were $1.2 billion and $700 million, respectively. As of December 31, 2016, the carrying values of the assets and liabilities associated with the operations of the consolidated VIEs were $959 million and $566 million, respectively. The assets of a VIE are restricted for use only for the particular VIE and are not available for general operations of the company.

The company has agreements with certain VIEs to provide financial or performance assurances to clients. See Note 15 for a further discussion of such agreements.